Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for our Principal Executive Officer (“PEO”) (1)(2)	Compensation Actually Paid to PEO(1)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“NEOs”)(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs(1)(3)	Value of Initial Fixed $100 Investment Based On:		Net Loss (in thousands)(5)	Net Product Sales (in thousands)(6)
					Total Stockholder Return (“TSR”)(4)	Peer Group Total Shareholder Return(4)
Year	($)	($)	($)	($)	($)	($)	($)	($)
2024	6,598,551	13,020,920	2,977,815	4,718,862	259.25	93.47	(87,942)	336,409
2023	6,451,720	9,428,246	3,352,706	3,788,453	185.08	94.01	(163,415)	178,874
2022	4,402,664	6,502,088	1,525,479	2,126,933	122.26	89.88	(135,665)	75,062

Company Selected Measure Name	net product sales
Named Executive Officers, Footnote	The following individuals are our PEO and other non-PEO NEOs for each fiscal year:

Year	PEO	Non-PEO NEOs
2024	Christopher Peetz	Eric Bjerkholt Peter Radovich Joanne Quan, M.D.
2023	Christopher Peetz	Eric Bjerkholt Peter Radovich
2022	Christopher Peetz	Lara Longpre Peter Radovich Pamela Vig, Ph.D.
	Represents the amount of total compensation reported for Christopher Peetz (our Chief Executive Officer) and the average total compensation for our non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”
Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR of our common stock and the NASDAQ Biotechnology Index at the end of each fiscal year. In each case, assume an initial investment of $100 on December 31, 2021.
PEO Total Compensation Amount	$ 6,598,551	$ 6,451,720	$ 4,402,664
PEO Actually Paid Compensation Amount	$ 13,020,920	9,428,246	6,502,088
Adjustment To PEO Compensation, Footnote	Represents the amount of CAP to Christopher Peetz and the average amount of CAP to our Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the reported total compensation for the last fiscal year to determine the CAP (the adjustments for prior years are disclosed in our definitive proxy statement for our 2024 annual meeting of stockholders):

Year	NEOs	Summary Compensation Table Total Compensation	Deduct: Grant Date Fair Value of the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY*	Add: Fair Value at Applicable FY End of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End*	Add: Change in Fair Value from the end of the Prior FY to the end of the Applicable FY of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End*	Add: Change in Fair Value from the end of the Prior FY to the Vesting Date of Awards Granted during Prior FY that Vested During Applicable FY*	CAP
		($)	($)	($)	($)	($)	($)^
2024	PEO	6,598,551	(5,062,701)	8,150,310	3,160,697	174,063	13,020,920
	Average non-PEO NEOs	2,977,815	(2,085,028)	3,265,544	465,055	95,476	4,718,862
*    The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
^    Amount of equity award adjustments may differ from amount reported in the table above due to rounding.

Non-PEO NEO Average Total Compensation Amount	$ 2,977,815	3,352,706	1,525,479
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,718,862	3,788,453	2,126,933
Adjustment to Non-PEO NEO Compensation Footnote	Represents the amount of CAP to Christopher Peetz and the average amount of CAP to our Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the reported total compensation for the last fiscal year to determine the CAP (the adjustments for prior years are disclosed in our definitive proxy statement for our 2024 annual meeting of stockholders):

Year	NEOs	Summary Compensation Table Total Compensation	Deduct: Grant Date Fair Value of the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY*	Add: Fair Value at Applicable FY End of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End*	Add: Change in Fair Value from the end of the Prior FY to the end of the Applicable FY of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End*	Add: Change in Fair Value from the end of the Prior FY to the Vesting Date of Awards Granted during Prior FY that Vested During Applicable FY*	CAP
		($)	($)	($)	($)	($)	($)^
2024	PEO	6,598,551	(5,062,701)	8,150,310	3,160,697	174,063	13,020,920
	Average non-PEO NEOs	2,977,815	(2,085,028)	3,265,544	465,055	95,476	4,718,862
*    The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
^    Amount of equity award adjustments may differ from amount reported in the table above due to rounding.

Compensation Actually Paid vs. Total Shareholder Return	CAP VS. CUMULATIVE TSR

Compensation Actually Paid (PEO)	Avg. Compensation Actually Paid (Non-PEO NEOs)	Cumulative TSR (based on $100 investment on December 31, 2021)

Compensation Actually Paid vs. Net Income	CAP VS. NET LOSS

Compensation Actually Paid (PEO)	Avg. Compensation Actually Paid (Non-PEO NEOs)	Net Loss

Compensation Actually Paid vs. Company Selected Measure	CAP VS. NET PRODUCT SALES

Compensation Actually Paid (PEO)	Avg. Compensation Actually Paid (Non-PEO NEOs)	Net Product Sales

Total Shareholder Return Vs Peer Group	CUMULATIVE TSR OF COMPANY VS. PEER GROUP

Cumulative TSR (based on $100 investment on December 31, 2021)	NASDAQ Biotechnology Index TSR (based on $100 investment on December 31, 2021)

Total Shareholder Return Amount	$ 259.25	185.08	122.26
Peer Group Total Shareholder Return Amount	93.47	94.01	89.88
Net Income (Loss)	$ (87,942,000)	$ (163,415,000)	$ (135,665,000)
Company Selected Measure Amount	336,409,000	178,874,000	75,062,000
PEO Name	Christopher Peetz
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of Net Loss reflected in the Company’s audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Net product sales
Non-GAAP Measure Description	As required by Item 402(v) of Regulation S-K, we have determined that net product sales is the Company-Selected Measure, the calculation of which is described in our Annual Report. Net product sales may not have been the most important financial performance measure for years prior to 2022 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	Product candidate development
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP operating income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,062,701)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,150,310
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,160,697
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	174,063
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,085,028)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,265,544
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	465,055
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 95,476